Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant holders right to purchase common shares	Each warrant entitles the holder the right to purchase one of the Company’s common shares
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of share purchase option	ten years
Description of Typical Term Of options issued	five years
Vesting period	two years
Trailing period for expected volatility	30 months
Description of share option grants	The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Weighted average share price at the time of exercise		$ 54.13		$ 34.83
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Two years
Number of RSU issued | shares	132,960		132,620
Weighted average fair value per RSU granted		$ 33.73		$ 32.89
Fair value of RSUs issued during the year | $	$ 3		$ 3